World Color Press Insolvency Proceedings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
World Color Press Insolvency Proceedings [Abstract]
World Color Press Insolvency Claim Payments
Activity impacting the Company's restricted cash and unsecured notes to be issued for the nine months ended September 30, 2014, was as follows:

	Restricted Cash	Unsecured Notes to be Issued
Balance at December 31, 2013	$56.0	$18.0
Class 3 Claim payments during 2014	(7.9)	(7.9)
Restricted cash returned to Quad/Graphics	(8.9)	—
Non-cash adjustment	—	(1.0)
Balance at September 30, 2014	$39.2	$9.1

	Restricted Cash	Unsecured Notes to be Issued
Balance at January 1, 2012	$75.4	$38.7
Class 3 Claim payments during 2012	(14.9)	(14.9)
Balance at December 31, 2012	$60.5	$23.8
Class 3 Claim payments during 2013	(4.5)	(4.5)
Non-cash adjustments	—	(1.3)
Balance at December 31, 2013	$56.0	$18.0

Schedule of Restricted Cash
The components of the Company's restricted cash at September 30, 2014 and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Defeasance of unsecured notes to be issued	$39.2	$56.0
Other	2.2	—
Total restricted cash	$41.4	$56.0
Less: Short-term restricted cash	9.5	4.5
Long-term restricted cash	$31.9	$51.5

The components of the Company's restricted cash at December 31, 2013 and 2012 were as follows:

	2013	2012
Defeasance of unsecured notes to be issued (see Note 14)	$56.0	$60.5
Less: short-term restricted cash	(4.5)	(14.8)
Long-term restricted cash	$51.5	$45.7